TAX EXPENSE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax
Provision for the year	¥ 26,668	¥ 21,313	¥ 13,677
Adjustment of prior years	(72)	228	279
Deferred taxation (Note 22)	(10,317)	(834)	(1,343)
Tax expense	¥ 16,279	¥ 20,707	¥ 12,613